Pay vs Performance Disclosure	3 Months Ended	10 Months Ended	12 Months Ended					26 Months Ended
	Oct. 31, 2022	Oct. 31, 2022	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

									Value of Initial Fixed $100 Invested Based On:
Year	Summary Compen- sation Table Total for PEO - Charles N. Funk(1)	Summary Compen-sation Table Total for PEO - Charles N. Reeves(2)	Summary Compen-sation Table Total for PEO - Len D. Devaisher (3)	Compen-sation Actually Paid to PEO - Charles N. Funk(1)	Compen-sation Actually Paid to PEO - Charles N. Reeves(2)	Compen-sation Actually Paid to PEO - Len D. Devaisher (3)	Avg. Summary Compen-sation Table Total for Non-PEO NEOs(4)	Avg. Compen-sation Actually Paid to Non-PEO NEOs(4)	Company TSR	Peer Group TSR(5)	Net Income in millions	CSM
2024	$—	$1,611,393	$—	$—	$1,626,544	$—	$674,264	$650,287	$96.4	$122.1	$(60.3)	$(3.54)
2023	—	1,463,067	—	—	1,286,192	—	567,529	440,616	85.8	100.1	20.9	1.33
2022	1,034,428	424,261	981,987	1,033,562	399,968	985,874	538,102	537,760	96.9	98.0	60.8	3.87
2021	1,156,260	—	—	1,435,821	—	—	583,656	695,448	95.8	113.6	69.5	4.37
2020	951,134	—	—	682,861	—	—	464,897	377,901	70.4	86.0	6.6	0.41

Company Selected Measure Name			Diluted Earnings Per Share
Named Executive Officers, Footnote	Mr. Funk served as our PEO for the period 2020 through 2022. Mr. Funk stepped down as Chief Executive Officer of the Company, effective November 1, 2022, and served as a Special Advisor to the CEO until April 27, 2023, at which time he retired from employment with the Company.
(2)    Mr. Reeves was appointed Chief Executive Officer of the Company, effective November 1, 2022.
(3)    Mr. Devaisher served as the interim Chief Executive Officer in addition to President & Chief Operating Officer while Mr. Funk was recuperating from August 12, 2022 until November 1, 2022.
(4)    The Non-PEO NEOs represent the following individuals for the year 2024: Messrs. Devaisher, Ray, Sims and Ho-Sing-Loy. The Non-PEO NEOs represent the following individuals for years 2023, 2021, and 2020: Messrs. Devaisher, Ray, Sims and Lindstrom and for the year 2022: Messrs. Ray, Sims and Lindstrom.

Peer Group Issuers, Footnote			The peer group index is the S&P U.S. BMI Banks - Midwest Region, which is included in Item 5, “Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities,” found on page 30, of the Company’s Form 10-K for the year ended December 31, 2024.
Adjustment To PEO Compensation, Footnote

PEO - Mr. Funk SCT Total to CAP Reconciliation(3)
Year	SCT-PEO	Change in Fair Value of Equity Awards Granted in the Year(1)	Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years(1)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or Other Earnings Paid on Equity Awards(2)	CAP
		(i)	(ii)	(iii)	(iv)	(v)	(vi)
2022	$1,034,428	$3,537	$1,499	$—	$(5,244)	$—	$(658)	$1,033,562
2021	1,156,260	53,478	202,594	—	15,824	—	7,665	1,435,821
2020	951,134	(155,215)	(87,975)	—	(19,600)	—	(5,483)	682,861
(1)    The change in the fair value of the equity awards granted in 2020 reflects that the Company would not achieve a threshold level of performance over the three-year performance measurement period for the PSU awards. In 2021, the fair value of the 2020 awards was restored based upon the projected level of performance determined at that time, which is reflected in the change in fair value of the outstanding unvested equity awards granted in the prior year.
(2)    Includes the cumulative change in the fair value of dividend equivalents that were granted, vested, and outstanding. Such dividend equivalent units are subject to the same vesting, payment and other terms and conditions as the underlying RSUs and PSUs to which they relate.
(3)    Mr. Funk served as our PEO for the period 2020 through 2022. Mr. Funk stepped down as Chief Executive Officer of the Company, effective November 1, 2022, and served as a Special Advisor to the CEO until April 27, 2023, at which time he retired from employment with the Company.

PEO - Mr. Reeves SCT Total to CAP Reconciliation(1)
Year	SCT-PEO	Change in Fair Value of Equity Awards Granted in the Year	Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or Other Earnings Paid on Equity Awards(2)	CAP
		(i)	(ii)	(iii)	(iv)	(v)	(vi)
2024	$1,611,393	$75,818	$(73,292)	$—	$9,572	$—	$3,053	$1,626,544
2023	1,463,067	(127,324)	(22,956)	—	(22,742)	—	(3,853)	1,286,192
2022	424,261	(24,118)	—	—	—	—	(175)	399,968
(1)    Mr. Reeves was appointed Chief Executive Officer of the Company, effective November 1, 2022.
(2)    Includes the cumulative change in the fair value of dividend equivalents that were granted, vested, and outstanding. Such dividend equivalent units are subject to the same vesting, payment and other terms and conditions as the underlying RSUs and PSUs to which they relate.

PEO - Mr. Devaisher SCT Total to CAP Reconciliation(1)
Year	SCT-PEO	Change in Fair Value of Equity Awards Granted in the Year	Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or Other Earnings Paid on Equity Awards	CAP
		(i)	(ii)	(iii)	(iv)	(v)	(vi)
2022	$981,987	$1,887	$2,665	$—	$(359)	$—	$(306)	$985,874
			(1) Mr. Devaisher served as the interim Chief Executive Officer in addition to President & Chief Operating Officer while Mr. Funk was recuperating from August 12, 2022 until November 1, 2022.
Non-PEO NEO Average Total Compensation Amount			$ 674,264	$ 567,529	$ 538,102	$ 583,656	$ 464,897
Non-PEO NEO Average Compensation Actually Paid Amount			$ 650,287	440,616	537,760	695,448	377,901
Adjustment to Non-PEO NEO Compensation Footnote

Average Non-PEO NEOs SCT Total to CAP Reconciliation
Year	SCT-NEO	Change in Fair Value of Equity Awards Granted in the Year(1)	Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years(1)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or Other Earnings Paid on Equity Awards(2)	CAP
		(i)	(ii)	(iii)	(iv)	(v)	(vi)
2024	$674,264	$30,217	$(50,422)	$—	$(4,289)	$—	$517	$650,287
2023	567,529	(57,786)	(53,399)	—	(11,339)	—	(4,389)	440,616
2022	538,102	1,277	185	—	(1,597)	—	(207)	537,760
2021	583,656	21,658	81,366	—	5,774	—	2,994	695,448
2020	464,897	(47,790)	(21,994)	—	(16,370)	—	(842)	377,901
(1)    The change in the fair value of the equity awards granted in 2020 reflects that the Company would not achieve a threshold level of performance over the three-year performance measurement period for the PSU awards. In 2021, the fair value of the 2020 awards was restored based upon the projected level of performance determined at that time, which is reflected in the change in fair value of the outstanding unvested equity awards granted in the prior year. Further, in the year 2024, the change in the fair value of the equity awards granted in 2022 reflects that the Company would not achieve a threshold level of performance over the three-year-performance measurement period for the PSU award.
			(2) Includes the cumulative change in the fair value of dividend equivalents that were granted, vested, and outstanding. Such dividend equivalent units are subject to the same vesting, payment and other terms and conditions as the underlying RSUs and PSUs to which they relate.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
As shown in the chart below, the PEOs’ CAP and Other NEOs’ average CAP amounts are overall directionally aligned with changes in the Company’s net income (loss). This is due in large part to the significant emphasis the Company places on equity incentives, the value of which are affected by our TSR. The Company does not use net income (loss) to determine compensation levels or incentive plan payouts.

Compensation Actually Paid vs. Company Selected Measure			As shown in the chart below, the PEOs’ CAP and Other NEOs’ average CAP amounts are overall directionally aligned with changes in the Company’s diluted earnings per share.
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Performance Measures
Diluted Earnings Per Share
Return on Average Tangible Equity
Efficiency Ratio

Total Shareholder Return Amount			$ 96.4	85.8	96.9	95.8	70.4
Peer Group Total Shareholder Return Amount			122.1	100.1	98.0	113.6	86.0
Net Income (Loss)			$ (60,300,000)	$ 20,900,000	$ 60,800,000	$ 69,500,000	$ 6,600,000
Company Selected Measure Amount			(3.54)	1.33	3.87	4.37	0.41
PEO Name	Mr. Devaisher	Mr. Funk				Mr. Funk	Mr. Funk	Mr. Reeves
Measure:: 1
Pay vs Performance Disclosure
Name			Diluted Earnings Per Share
Measure:: 2
Pay vs Performance Disclosure
Name			Return on Average Tangible Equity
Measure:: 3
Pay vs Performance Disclosure
Name			Efficiency Ratio
Charles Funk [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0	$ 0	$ 1,034,428	$ 1,156,260	$ 951,134
PEO Actually Paid Compensation Amount			0	0	1,033,562	1,435,821	682,861
Charles Reeves [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,611,393	1,463,067	424,261
PEO Actually Paid Compensation Amount			1,626,544	1,286,192	399,968
Len D Devaisher [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	0	981,987
PEO Actually Paid Compensation Amount			0	0	985,874
PEO | Charles Funk [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,499	202,594	(87,975)
PEO | Charles Funk [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0
PEO | Charles Funk [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(5,244)	15,824	(19,600)
PEO | Charles Funk [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0
PEO | Charles Funk [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(658)	7,665	(5,483)
PEO | Charles Funk [Member] | Change in Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					3,537	53,478	(155,215)
PEO | Charles Reeves [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(73,292)	(22,956)	0
PEO | Charles Reeves [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Charles Reeves [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			9,572	(22,742)	0
PEO | Charles Reeves [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Charles Reeves [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,053	(3,853)	(175)
PEO | Charles Reeves [Member] | Change in Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			75,818	(127,324)	(24,118)
PEO | Len D Devaisher [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					2,665
PEO | Len D Devaisher [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Len D Devaisher [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(359)
PEO | Len D Devaisher [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Len D Devaisher [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(306)
PEO | Len D Devaisher [Member] | Change in Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,887
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(50,422)	(53,399)	185	81,366	(21,994)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,289)	(11,339)	(1,597)	5,774	(16,370)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			517	(4,389)	(207)	2,994	(842)
Non-PEO NEO | Change in Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 30,217	$ (57,786)	$ 1,277	$ 21,658	$ (47,790)